Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEIMAN FUNDS
Entity Central Index Key	0001215880
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Advisors Capital Total Return - Equity Fund
Shareholder Report [Line Items]
Fund Name	Advisors Capital Total Return - Equity Fund
Class Name	Advisors Capital Total Return - Equity Fund
Trading Symbol	ACUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Advisors Capital Total Return - Equity Fund ("Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.
Additional Information Phone Number	1-888-247-3841
Additional Information Website	https://www.advisorscapfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment+
Advisors Capital Total Return - Equity Fund	$93	1.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.87%
Net Assets	$ 317,562,385
Holdings Count | shares	53
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$317,562,385
Number of Portfolio Holdings	53
Portfolio Turnover Rate (%)	14%

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Cash represents Cash, Cash Equivalents and Other Assets in Excess of Liabilities.

Advisors Capital Small/Mid Cap Fund
Shareholder Report [Line Items]
Fund Name	Advisors Capital Small/Mid Cap Fund
Class Name	Advisors Capital Small/Mid Cap Fund
Trading Symbol	ACSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Advisors Capital Small/Mid Cap Fund ("Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.
Additional Information Phone Number	1-888-247-3841
Additional Information Website	https://www.advisorscapfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment+
Advisors Capital Small/Mid Cap Fund	$89	1.87%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.87%
Net Assets	$ 114,555,089
Holdings Count | shares	34
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$114,555,089
Number of Portfolio Holdings	34
Portfolio Turnover Rate (%)	9%

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Cash represents Cash, Cash Equivalents and Other Assets in Excess of Liabilities.

Advisors Capital Tactical Fixed Income Fund
Shareholder Report [Line Items]
Fund Name	Advisors Capital Tactical Fixed Income Fund
Class Name	Advisors Capital Tactical Fixed Income Fund
Trading Symbol	ACTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Advisors Capital Tactical Fixed Income Fund ("Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.
Additional Information Phone Number	1-888-247-3841
Additional Information Website	https://www.advisorscapfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment+
Advisors Capital Tactical Fixed Income Fund	$93	1.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.87%
Net Assets	$ 195,059,448
Holdings Count | shares	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$195,059,448
Number of Portfolio Holdings	10
Portfolio Turnover Rate (%)	0%

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Cash represents Cash, Cash Equivalents and Other Assets in Excess of Liabilities.

Advisors Capital Active All Cap Fund
Shareholder Report [Line Items]
Fund Name	Advisors Capital Active All Cap Fund
Class Name	Advisors Capital Active All Cap Fund
Trading Symbol	ACALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Advisors Capital Active All Cap Fund ("Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.
Additional Information Phone Number	1-888-247-3841
Additional Information Website	https://www.advisorscapfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment+
Advisors Capital Active All Cap Fund	$92	1.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.87%
Net Assets	$ 262,689,390
Holdings Count | shares	6
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$262,689,390
Number of Portfolio Holdings	6
Portfolio Turnover Rate (%)	0%

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Cash represents Cash, Cash Equivalents and Other Assets in Excess of Liabilities.

Advisors Capital Growth Fund
Shareholder Report [Line Items]
Fund Name	Advisors Capital Growth Fund
Class Name	Advisors Capital Growth Fund
Trading Symbol	ACGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Advisors Capital Growth Fund ("Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.
Additional Information Phone Number	1-888-247-3841
Additional Information Website	https://www.advisorscapfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment+
Advisors Capital Growth Fund	$90	1.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.87%
Net Assets	$ 130,869,814
Holdings Count | shares	9
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$130,869,814
Number of Portfolio Holdings	9
Portfolio Turnover Rate (%)	10%

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Cash represents Cash, Cash Equivalents and Liabilities in Excess of Other Assets.

Advisors Capital International Fund
Shareholder Report [Line Items]
Fund Name	Advisors Capital International Fund
Class Name	Advisors Capital International Fund
Trading Symbol	ACIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Advisors Capital International Fund ("Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.
Additional Information Phone Number	1-888-247-3841
Additional Information Website	https://www.advisorscapfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment+
Advisors Capital International Fund	$93	1.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.87%
Net Assets	$ 46,301,936
Holdings Count | shares	38
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$46,301,936
Number of Portfolio Holdings	38
Portfolio Turnover Rate (%)	12%

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Cash represents Cash, Cash Equivalents and Other Assets in Excess of Liabilities.